SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	(21.00%)	(21.00%)
Permanent differences	0.10%	0.03%
Research and development credits	(0.80%)	(0.83%)
Deferred balance true-up	0.00%	(16.07%)
Change in valuation allowance	21.70%	37.87%
Effective income tax rate	0.00%	0.00%